Fair value measurements (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Equity Securities	$ 74,666,865	$ 181,164,778
Fair Value, Inputs, Level 1 [Member]
Available-for-sale Securities, Equity Securities	74,666,865	181,164,778
Fair Value, Inputs, Level 2 [Member]
Available-for-sale Securities, Equity Securities	0	0
Fair Value, Inputs, Level 3 [Member]
Available-for-sale Securities, Equity Securities	$ 0	$ 0